SUBSEQUENT EVENT	9 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 22 – SUBSEQUENT EVENT

AGREEMENT WITH GLOBAL SUN WIND & POWER CORP.: On April 27, 2012 the Company signed a Business Cooperation Agreement with Global Sun Wind & Power Corp., a Nevada corporation, to cooperate with GSWP to introduce GSWP technologies to the countries of Southeast Asia, (viz. Brunei, Burma, East Timor, Cambodia, Laos, Malaysia, Philippines, Singapore, Thailand and Vietnam), India, New Papua Guinea, and Australia, and to develop, finance, and implement business plans using GSWP technologies for electricity generation in these geographical areas that are not restricted by other agreements or contracts to which either GSWP or the Company is a party. Global Sun Wind & Power manufactures one of the most innovative wind turbines in the world on the market today. It also offers complete hybrid power systems incorporating wind, solar, mini-hydro, diesel backup systems and state-of-the art battery storage technologies. GSWP’s systems are highly efficient in both grid-connected and off-grid applications. This Business Cooperation Agreement expired one year after the signing date.

CORPORATE COMBINATION AGREEMENT BETWEEN PROVIMEX, INC. AND HP.ITA JSC: On June 19, 2012, Provimex, Inc. changed its name to HP.ITA Corporation. On July 20, 2012, HP.ITA Corporation (“HPUS”) signed a Corporate Combination Agreement to acquire all the issued and outstanding stock of HP.ITA Joint Stock Company, a company organized and existing under the laws of Vietnam, in exchange solely for such amount of authorized but unissued common stock of HPUS that will have been equal to 95% of all the issued and outstanding shares of HPUS’s common stock immediately following the issuance of such shares. HPUS intends to complete the required financial audits and file a Form 10 registration statement with the Securities and Exchange Commission to become a separate fully reporting publicly traded company in the U.S.

SETTLEMENT OF LITIGATION: On July 09, 2012 William Davidson and PHI Capital Holdings, Inc. (formerly Providential Capital, Inc.), a subsidiary of the Company, reached a settlement agreement with respect to Case No. BC 426831 – DAVIDSON vs. DOAN et al whereby PHI Capital agreed to pay William Davidson a total of $200,000 over a period of nineteen months beginning September 1, 2012. As of June 30, 2013, William Davidson has elected to convert a portion of the total amount into common stock of PHI Group, Inc. in lieu of cash payment.

AGREEMENT WITH GLOBAL DEVELOPMENT SYSTEMS, INC.: On or about August 11, 2012 the Company signed a Business Cooperation Agreement with Global Development Systems, Inc., a Texas corporation, to market a renewable energy electricity generation using Global Development Systems, Inc.’s proprietary hydro-magnetic gravitational renewable energy technologies. The term of this agreement is two years.

OFFICE RENTAL AGREEMENT: On August 11, 2012, the Company signed an agreement to rent a business center office in Las Vegas, Nevada for approximately $100 per month. The one-year term of the rental agreement will expire in August 2013 and continue on a month-to-month basis until terminated.

AGREEMENT WITH MAKANI POWER, INC.: On August 16, 2012 the Company signed a Business Cooperation Agreement with Makani Power, Inc., a Delaware corporation, to market a renewable energy electricity generation system using Makani Power’s proprietary airborne wind turbine technology. The term of this agreement is two years.

RESIGNATION OF BOARD MEMBER: On November 27, 2012, Paul Nguyen submitted a Letter of Resignation to resign from the Company’s Board of Director. There was no disagreement between Mr. Nguyen and the Company regarding any of the Company’s policies and/or practices.

TERMINATION OF BUSINESS COOPERATION AGREEMENT WITH POWERDYNE INDUSTRIES, LLC: The Business Cooperation Agreement with Powerdyne Industries, LLC expired after one year on December 4, 2012. Both parties chose not to renew this agreement.

AGREEMENT WITH HAPPENEX HOLDING, BV: On December 22, 2012, the Company signed a Business Cooperation Agreement with Happenex Holding, BV, a Dutch corporation, to cooperate in international trade of coal and other natural resource commodities. The term of this agreement is two years.

AGREEMENT OF PURCHASE AND SALE WITH PT. TAMBANG SEKARSA ADADAYA: On December 24, 2012, the Company signed an Agreement of Purchase and Sale with PT. Tambang Sekarsa Adadaya (“TSA”), an Indonesian limited liability company, and the holder(s) of a minimum of seventy percent (70%) of equity ownership in TSA to acquire a seventy percent (70%) equity interest in TSA in exchange for a total purchase price of ten million five hundred thousand U.S. dollars ($US 10,500,000) in cash and stock of the Company. TSA currently owns two coal concessions together with the operation and production licenses (Izin Usaha Pertambangan Operasi Produksi) and the other pertinent license(s) and permits covering a total area of 9,690 hectares, purportedly containing approximately 205 million metric tonnes of indicative coal resources, in Kecamatan Baras and Sarudu, Kabupaten Mamuju Utara, Propinsi Sulawesi Barat, Indonesia. On January 10, 2013, the Company issued 3,288,443 shares of common stock of PHI Group, Inc. as a deposit towards the total purchase price. On March 16, 2013, the Company signed an amendment with TSA and the majority shareholder of TSA to extend the closing date of this transaction to June 30, 2013. The Company engaged PT Runge Indonesia, a subsidiary of RungePincockMinarco, an Australian company, to conduct the independent technical due diligence of the TSA coal concessions and ES&P Law Firm, an Indonesia legal firm, to conduct the legal due diligence of TSA. Since the technical, legal, and financial due diligence results were incomplete by the extension date, this transaction was terminated on June 30, 2013. However, the Company and TSA have recently continued to renegotiate the terms and conditions for a revised transaction.

AGREEMENT WITH HP.ITA JSC: On January 11, 2013 the Company signed a Business Cooperation Agreement with HP.ITA Joint Stock Company, a company organized and existing under the laws of Vietnam, to participate in international trade of base and precious metals and cross-border financial intermediation. The term of this agreement is two years.

BUSINESS AND FINANCIAL CONSULTING AGREEMENT: On January 16, 2013, PHI Capital Holdings, Inc., a subsidiary of the Company, signed an agreement with HPI, a company organized and existing under the laws of Vietnam, to provide business and consulting services to HPI. The term of this agreement is six months and the fee compensation is one hundred thousand US dollars. As of the date of this report PHI Capital Holdings has not received any payment for this agreement.

AGREEMENT WITH ES&P LAW FIRM: On January 25, 2013, the Company signed an agreement to retain ES&P Law Firm, an Indonesian advocate and legal consultant firm, to conduct the legal due diligence on behalf of the Company in connection with the PT Tambang Sekarsa Adadaya acquisition. The Company agreed to pay ES&P Law Firm $10,000 in cash and $50,000 in restricted common stock of PHI Group, Inc.’s for legal services related to this contemplated acquisition.

AGREEMENT WITH COLEBRAND INTERNATIONAL LTD.: On January 28, 2013 the Company signed a Business Cooperation Agreement with Colebrand International Ltd., a company organized and existing under the laws of the United Kingdom, to cooperate in international trade and financial intermediation. The term of this agreement is two years.

AGREEMENT WITH PT RUNGE INDONESIA: On February 6, 2013, the Company signed an agreement to retain PT Runge Indonesia, a subsidiary of RungePincockMinarco, an Australian company, to provide technical assistance to the Company in developing a potential JORC Resources and Reserves statement for open cut coal deposit in PT Tambang Sekarsa Adadaya’s concessions located in Sulawesi Barat, Indonesia. According to the agreement, PT Runge Indonesia will conduct the technical due diligence in several stages in order to provide an estimate of Resources and Reserves compliant with the JORC Code and the Company will be invoiced as work progresses.

AGREEMENT WITH PACA: On February 25, 2013, PHI Capital Holdings, Inc., a subsidiary of the Company, signed a consulting/engagement agreement with PACA, a New York corporation, to contemplate raising capital for the purpose of financing PHI Group, Inc.’s business plan including acquisition of various energy properties and general working capital. The term of the engagement is two years. PACA will be entitled to cash success fee and equity success fee for each successful financing transaction.

AGREEMENT OF PURCHASE AND SALE WITH PT. HARJO MAS MAKMUR: On March 16, 2013, the Company signed an Agreement of Purchase and Sale with PT. Harjo Mas Makmur, (“HMM”), an Indonesian limited liability company, and the holder(s) of a minimum of ninety-five percent (95%) of equity ownership in HMM to acquire a ninety-five percent (95%) equity interest in HMM in exchange for a total purchase price of eight million five hundred fifty thousand U.S. dollars ($US 8,550,000) in cash and stock of the Company. HMM currently owns a producing coal concession with the operation and production licenses (Izin Usaha Pertambangan Operasi Produksi) and other pertinent license(s) and permits covering a total area of 745 hectares in Kelurahan Mentawir, Kecamatan Sepaku, Kabupaten Penajam Paser Utara, Propinsi Kalimantan Timur, Indonesia, together with production, support, and transportation facilities. As of June 16, 2013 the Company decided not to pursue this transaction due to unsatisfactory due diligence results.

TERMINATION OF BUSINESS COOPERATION AGREEMENT WITH GLOBAL SUN WIND & POWER CORP.: The Business Cooperation Agreement with Global Sun Wind & Power Corp. expired after one year on April 26, 2013. Both parties chose not to renew this agreement.

INDONESIAN OFFICE RENTAL AGREEMENT: On May 7, 2013, the Company signed an agreement with PT Karya Central Bisnis, an Indonesian company, to rent a business center office in Pondok Indah, South Jakarta, Indonesia. The term of this agreement is one year and will expire in May 2014, unless renewed.

AGREEMENT WITH PT RAKSASA METAL AGUNG: On June 29, 2013 the Company signed a Business Cooperation Agreement with PT. Raksasa Metal Agung (“Agung”), an Indonesian company, to co-develop gold mining projects in Central Java, Indonesia. Subsequently, Agung and the Company signed two addenda to the Business Cooperation Agreement, dated October 7, 2013 and January 29, 2014, respectively, to set forth the capital requirements for the gold mining projects and the profit sharing agreement. According to the addenda, the Company will be entitled to 60% and Agung 40% of the net profits to be derived from these operations. The second addendum also allows the Company to right to assign the responsibilities and benefits in connection with this Business Cooperation Agreement to Vietnam Mining Corporation, a Nevada corporation, or another entity.

AGREEMENT WITH PACIFIC ENERGY NETWORK

On August 16, 2013 the Company signed a Business Cooperation Agreement with Pacific Energy Network, Inc., a Washington corporation, to cooperate with each other to develop and implement conventional and renewable energy business projects in geographical areas and under terms and conditions that are mutually acceptable to both parties. The term of this agreement is two years.

WITHDRAWAL FROM POINTE91 HOSPITALITY DEVELOPMENT PROJECT BY PHILAND RANCH LTD.

On September 20, 2013, Philand Vietnam Limited, a wholly-owned subsidiary of Philand Corporation, submitted a request to the Chu Lai Open Economic Zone Authority (“CLOEZA”), Quang Nam Province to voluntarily withdraw from the Pointe91 hospitality development project in Tam Quang Village, Nui Thanh District, Quang Nam Province and surrender the investment license due to changed market conditions. After a meeting was held on October 28, 2013 among CLOEZA, Ky Ha Chu Lai Investment and Development Company (“KHCLIDC”) and Philand Vietnam Ltd., CLOEZA agreed to Philand Vietnam Ltd’s request for the termination of the Pointe91 development project and instructed the appropriate CLOEZA departments and KHCLIDC to return the unspent deposits to Philand Vietnam Ltd. and to assist it in the termination process.

AGREEMENT WITH VINABENNY ENERGY JOINT STOCK COMPANY

On November 12, 2013 the Company signed a Business Cooperation and Investment Agreement with Vinabenny Joint Stock Company, a Vietnamese company, to cooperate and co-develop, invest or cause to be invested in, implement and operate a 84,000 MT LPG terminal project in Can Giuoc District, Long An Province, Vietnam. Both parties will agree on the roles, responsibilities and benefits of each party in connection with the terminal project in a separate subsequent agreement. The term of this agreement is one year.

AGREEMENT WITH NE NORD ENERGY JOINT STOCK COMPANY

On November 14, 2013 the Company signed a Business Cooperation and Investment Agreement with NE Nord Energy Joint Stock Company, a Vietnamese company, to cooperate, co-develop, invest or cause to be invested in, produce, market and sell LED lighting, solar energy, kinetic power supply system, renewable energy, and other energy-related products and services in geographical areas and markets that deem economically beneficial to both parties. The term of this agreement is two years.

BUSINESS AND FINANCIAL CONSULTING AGREEMENT WITH ASIA GREEN CORP.

On January 17, 2014 PHI Capital Holdings, Inc., a wholly-owned subsidiary of the Company, signed a Business and Financial Consulting Agreement with Asia Green Corp. (“Asia Green”), a Vietnamese company engaged in afforestation and reforestation projects in Vietnam, to assist Asia Green in becoming a fully reporting publicly traded company in the United States and in arranging capital for Asia Green to execute its business plan. PHI Capital Holdings is entitled to receive six hundred twenty thousand U.S. dollars as compensation for the services rendered. The term of this agreement is one year or until Asia Green has become a fully reporting public company.

STOCK PURCHASE AGREEMENTS FOR COMMON STOCK OF VIETNAM MINING CORPORATION

On January 24, 2014 the Company signed stock purchase agreements to acquire a total of fourteen million shares of common stock of Vietnam Mining Corporation (“VNMC”), a Nevada corporation, from two individuals for a total purchase price of $141,175.00. The closing of these transactions is scheduled to occur on the twentieth business day following VNMC’s regaining current and good standing status with the State of Nevada, OTC Markets, its transfer agent(s), Depository Trust Corporation, and other pertinent entities.

CONSULTING ENGAGEMENT AGREEMENT WITH VIETNAM MINING CORPORATION

On January 24, 2014 PHI Capital Holdings, Inc., a wholly-owned subsidiary of the Company, signed a Consulting Engagement Agreement with Vietnam Mining Corporation (“VNMC”), a Nevada corporation, to assist VNMC to regain its current and good standing status with the pertinent regulatory agencies in the United States and certain private service providers and to seek new business opportunities for VNMC. PHI Capital Holdings is entitled to receive four million shares of restricted common stock of VNMC pursuant to the provisions of Rule 144 as compensation for the services rendered. The term of this agreement is six months.

MEMORANDUM OF UNDERSTANDING WITH PT BUMI PERMATA INDONESIA

On January 29, 2014 the Company signed a Memorandum of Understanding (“MOU”) with PT Bumi Permata Indonesia, an Indonesian company, to co-develop a 199-hectare coal concession in Kecamatan Rantau Pandan, Kabupaten Bungo, Provinsi Jambi, Indonesia. Both parties agree to sign a definitive agreement containing representations, warranties, covenants and indemnities customary for a transaction of this time within 30 days following the date of the MOU.

MEMORANDUM OF UNDERSTANDING WITH PT CENDRAWASIH INTERNATIONAL

On January 29, 2014 the Company signed a Memorandum of Understanding (“MOU”) with PT Cendrawasih International, an Indonesian company, to co-develop an 8,100-hectare gold concession in Kecamatan Kotannopan and Tambangan, Kabupaten Mandailing Natal, Sumatra Utara, Indonesia. Both parties agree to sign a definitive agreement containing representations, warranties, covenants and indemnities customary for a transaction of this time within 30 days following the date of the MOU. The MOU also allows the Company the right to assign the responsibilities and benefits in connection with project to Vietnam Mining Corporation, a Nevada corporation, or another entity.

MEMORANDUM OF UNDERSTANDING WITH CV SINDO MAKMUR COAL MINING

On January 31, 2014 the Company signed a Memorandum of Understanding (“MOU”) with CV Sindo Makmur Coal Mining, an Indonesian company, to co-develop and operate various coal and metal concessions in Indonesia, particularly a 100-hectare coal concession in Dondang Kecamatan Muara Jawa, Kabupaten Kutai Kartanegara, East Kalimantan, and a 119.60-hectare coal concession in Bukit Pinang Kecamatan Samarinda Ulu, Kota Samarinda, East Kalimantan, Indonesia. Both parties agree to sign a definitive agreement containing representations, warranties, covenants and indemnities customary for a transaction of this time within 30 days following the date of the MOU.

FUNDING AGREEMENT REGARDING PETROBRAS BONDS

On February 4, 2014 the Company signed a Funding Agreement with The Dieterich Group and Robert M. Terry to provide up to $300,000, more likely increasing to $400,000 in funding, on a best efforts and non-exclusive basis to underwrite the collection efforts being undertaken on a series of 500 bonds originally issued by Petrobras, a Brazilian corporation focused on oil and gas exploration and development. These bonds are currently owned and controlled by Starboard Financial, a Nevada LLC. In the most recent valuation report, each of these bonds had a published discounted value of $750,000 including 7% interest through February 2008 and a possible published redemption face value of $2,300,000. According to the Funding Agreement, the Company will receive a total recovery of 10 times its investment in funding and 12.5% of the net proceeds, assuming the entire funding is provided by the Company and/or its investors, from the bond collections after deduction of trading or selling expenses, and expenses of the Brazilian agents once Starboard Financial and Brazilian parties have received the first $20,000,000 recovered.

ISSUANCES OF THE COMPANY’S COMMON STOCK:

On April 23, 2012, Asher Enterprises, Inc. converted $7,000 principal amount of the convertible note dated June 17, 2011 into 8,197 shares of post-split common stock of the Company at the price of $0.854 per share. As of May 23, 2012, the total outstanding balance amount due Asher Enterprises, Inc. was $3,750.

On April 24, 2012, the Company issued 849 shares of post-split common stock to Cede & Co. for the Company’s beneficial holder with fractional shares following the reverse split.

On July 19, 2012, an officer of the Company converted a total of $307,000 debts owed by the Company into 1,196,424 shares of PHI Group, Inc.’s restricted common stock.

On July 31, 2012, seven creditors of the Company converted a total of $177,333.33 debts owed by the Company into 504,865 shares of PHI Group, Inc.’s common stock.

On November 19, 2012, the Company reserved 5,673,327 shares of its common stock for the special dividend distribution.

On November 30, 2012, four creditors of the Company converted a total of $220,079.06 debts owed by the Company into 81,737 shares of PHI Group, Inc.’s common stock.

On January 10, 2013, the Company issued 3,288,443 shares of PHI Group, Inc.’s common stock valued at $5,250,000 to the majority shareholder of PT Tambang Sekarsa Adadaya as a deposit towards the total purchase price of the 70% equity interest in PT Tambang Sekarsa Adadaya.

On February 14, 201, a creditor of the Company converted a total of $100,000 debts owed by the Company into 103,923 shares of PHI Group, Inc.’s common stock.

On February 22, 2013, the Company issued 44,763 shares of PHI Group, Inc.’s common stock valued at $50,000 to an Indonesian attorney as payment for legal services in connection with the purchase of PT Tambang Sekarsa Adadaya.

On February 22, 2013, a creditor of the Company converted a total of $33,633 debts owed by the Company into 44,844 shares of PHI Group, Inc.’s common stock.

On April 11, 2013, a creditor of the Company converted $50,000 owed by the Company into 76,540 shares of PHI Group, Inc.’s common stock.

On April 26, 2013, three creditors of the Company converted a total of $180,000 of debts owed by the Company into 304,913 shares of PHI Group, Inc.’s common stock.

On May 10, 2013, the Company issued 25,510 shares of its restricted common stock for $10,000 cash under Rule 144 for working capital.

On May 10, 2013, the Company issued 75,377 shares of its restricted common stock for $30,000 cash under Rule 144 for working capital.

On July 1, 2013, three creditors of the Company converted a total of $117,940 of debts owed by the Company into issued 412,569 shares of PHI Group, Inc.’s common stock.